DECHERT LLP
1775 I Street, N.W.
Washington, D.C. 20006

January 4, 2011

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Marsico Investment Fund
File Nos. 333-36975  and 811-08397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Marsico Investment Fund, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the Trust’s investment series the Marsico Emerging Markets Fund, that would have been filed under Rule 497(c) does not differ from that contained in the Trust’s Post-Effective Amendment No. 27 which was filed with the Commission on December 28, 2010 and which became effective immediately.  The text of Post-Effective Amendment No. 27 was filed electronically (Accession Number 0001144204-10-068542).

Please do not hesitate to contact the undersigned at (212) 649-8795 if you have any questions or comments concerning this filing.

Very truly yours, /s/ Lisa R. Price Lisa R. Price, Esq.